6. Stockholders' Equity (Deficit)	6 Months Ended
Jun. 30, 2015
Equity [Abstract]
6. Stockholders' Equity (Deficit)

On November 14, 2013, the Board of Directors, consisting solely of Shaun Passley, the Company’s majority shareholder, amended the Article of Incorporation to change the par value and number of authorized shares of each class of common and series of preferred stock, in addition to the modification of the attributes and dividends. The disclosures herein reflect these modifications and the changes to the par value have been retroactively reflected throughout.

Convertible Preferred Stock, Series A

The Company has 20,000,000 authorized shares of $0.0001 par value Series A Convertible Preferred Stock (“Series A Preferred Stock”). The Series A Preferred Stock accrues dividends equal to 1.5% of the Company’s revenues per quarter, beginning on January 1st of any calendar year in which the Company has generated revenue over $2 million, and an additional 24% of the Company’s net income beginning on January 1st of any calendar year in which the Company has generated net income over $2 million. The dividends are payable at the discretion of the Company, provided that any unpaid dividends accrue until paid. The Series A Preferred Stock includes a liquidation preference equal to $0.0001 per share, plus any accrued and unpaid dividends. The Series A Preferred Stock is convertible, at the option of the holder into shares of the Company’s Class A Common Stock, with five business days’ notice into 60% of the total number of then issued and outstanding shares of Class A Common Stock. The Series A Preferred Stock has limited voting rights, relating solely to matters which adversely affect the rights of the Series A Preferred Stock holders. The Company shall reserve and keep available out of its authorized but unissued shares of Class A Common Stock such number of shares sufficient to effect the conversions.

Convertible Preferred Stock, Series B

The Company has 20,000,000 authorized shares of $0.0001 par value Series B Convertible Preferred Stock (“Series B Preferred Stock”). The Series B Preferred Stock accrues dividends equal to 1.5% of the Company’s revenues per quarter, beginning on January 1st of any calendar year in which the Company has generated revenue over $1 million, and an additional 6% of the Company’s net income beginning on January 1st of any calendar year in which the Company has generated net income over $2 million. The dividends are payable at the discretion of the Company, provided that any unpaid dividends accrue until paid. The Series B Preferred Stock includes a liquidation preference equal to $0.0001 per share, plus any accrued and unpaid dividends. The Series B Preferred Stock is convertible, at the option of the holder into shares of the Company’s Class A Common Stock, with five business days’ notice into 10% of the total number of then issued and outstanding shares of Class A Common Stock, provided that no conversion will take place until all holders of the Series B Preferred Stock consent to such conversion. The Series B Preferred Stock has limited voting rights, relating solely to matters which adversely affect the rights of the Series B Preferred Stock holders. The Company shall reserve and keep available out of its authorized but unissued shares of Class A Common Stock such number of shares sufficient to effect the conversions.

Common Stock, Class A

The Company has 1 billion authorized shares of $0.0001 par value Class A Common Stock.

Stock Distribution

On November 21, 2013, Epazz, Inc. distributed 345,610,950 shares of the class A common stock of the Company among Epazz, Inc.’s shareholders pursuant to the spin-off of the Company from Epazz, Inc. Each shareholder of record on September 15, 2013 was issued one share of Z Fridge, Inc. class A common stock for each share of Epazz, Inc. class A common stock owned by the shareholder. A total of 297,385,702 of these shares were issued to related parties representing approximately 86% of the total shares issued.

Convertible Common Stock, Class B

The Company has 60,000,000 authorized shares of $0.0001 par value Convertible Class B Common Stock, convertible at the option of the holder into shares of the Company’s Class A Common Stock on a 1:1 basis. The Convertible Class B Common Stock carries preferential voting rights of 2,000 votes to each Class A Common Stock vote (2,000:1). The Company shall reserve and keep available out of its authorized but unissued shares of Class A Common Stock such number of shares sufficient to effect the conversions. No shares of Class B Common Stock have been issued to date.

Share Issuance

On January 13, 2015, the Company issued 20,000,000 shares of Series A Preferred Stock to Shaun Passley, the president of the company for management services. The total fair value of the Series A Preferred stock was $70,654 based on an independent valuation on the date of grant.

On January 13, 2015, the Company issued 16,000,000 shares of Series B Preferred Stock to Epazz, Inc. a corporation controlled by the president of the company for offices services. The total fair value of the Series B Preferred Stock was $9,661 based on an independent valuation on the date of grant.

On January 13, 2015, the Company issued 1,998,000 shares of Series B Preferred Stock to GG Mars Capital Inc. a related party for financing services. The total fair value of the Series B Preferred Stock was $1,206 based on an independent valuation on the date of grant.

On January 13, 2015, the Company issued 1,998,000 shares of Series B Preferred Stock to Star Financial Corporation a related party for financing services. The total fair value of the Series B Preferred Stock was $1,206 based on an independent valuation on the date of grant.

On January 13, 2015, the Company issued 4,000 shares of Series B Preferred Stock to Craig Passley a related party for management services. The total fair value of the Series B Preferred Stock was $2 based on an independent valuation on the date of grant.

On January 13, 2015, the Company issued 60,000,000 shares of Class B Common Stock to Shaun Passley, the president of the company for product development services. The total fair value of the Class B Common Stock was $5,827 based on an independent valuation on the date of grant.